Due To Trust Account (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Due To Trust Account [Line Items]
Amount outstanding at end of fiscal year	¥ 633,029	¥ 627,331
Weighted average interest rate on outstanding balance at end of fiscal year	0.09%	0.08%